FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of key inputs into the Modified Montel Carlo Simulation and the Modified Black-Scholes Option Pricing model for Warrants

	February 8, 2021		December 31,
	Initial Measurement		2021
	Public	Private	Private
Input	Warrants	Warrants	Warrants
Risk-free interest rate	0.48%	0.48%	1.26%
Expected term (years)	5.00	5.00	5.00
Expected volatility	21.0%	21.0%	18.12%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.00	$10.00	$9.90

Schedule of gross holding losses and fair value of held-to-maturity securities

			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
Description	December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$287,515,823	$287,515,823	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$11,979,166	$11,979,166	$—	$—

Warrant Liability – Private Placement Warrants	$6,458,333	$—	$—	$6,458,333

Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS
Schedule of change in the fair value of the warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 8, 2021	5,838,333	10,733,333	16,571,666
Change in fair value	620,000	1,245,833	1,865,833
Transfer to Level 1	—	(11,979,166)	(11,979,166)
Fair value as of December 31, 2021	$6,458,333	$—	$6,458,333